Standards Issued But Not Yet Effective - Schedule of Financial Statements are Disclosed Below (Details)	12 Months Ended
Dec. 31, 2024
Amendments to IAS 21 [Member]
Schedule of Financial Statements are Disclosed Below [Line Items]
Financial statements disclosed	Lack of Exchangeability1	[1]
Amendments to IFRS 10 and IAS 28 [Member]
Schedule of Financial Statements are Disclosed Below [Line Items]
Financial statements disclosed	Sale or contribution of assets between an investor and its associate or joint venture2	[2]
Amendments to IFRS 9 and IFRS 7 [Member]
Schedule of Financial Statements are Disclosed Below [Line Items]
Financial statements disclosed	Classification and Measurement of Financial Instruments1	[1]
Amendments to IFRS 18 [Member]
Schedule of Financial Statements are Disclosed Below [Line Items]
Financial statements disclosed	Presentation and Disclosure in Financial Statements1	[1]
Amendments to IFRS 19 [Member]
Schedule of Financial Statements are Disclosed Below [Line Items]
Financial statements disclosed	Subsidiaries without Public Accountability Disclosures1	[1]

[1]	Effective for annual periods beginning on or after 1 January 2024
[2]	No mandatory effective date yet determined but available for adoption